Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0000912242
Registrant Name	MACERICH CO
Registration File Number	333-273707
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES